Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	6.5. Subsequent events
Non-adjusting events after the reporting period
Nokia to operate with two primary operating segments
Nokia announced on 19 November 2025, together with its new strategy, that it will reorganize its business into two primary operating segments to better align to customer needs and accelerate innovation as the AI supercycle increases demand for advanced connectivity. This reorganization took effect as of 1 January 2026.
The reorganization recognizes Network Infrastructure as a growth segment, positioned to capitalize on the rapid, global AI and data center build-out while continuing to innovate for its telecommunications customer base. The segment consists of three business units Optical
Networks, IP Networks and Fixed Networks and is led by David Heard.
The new Mobile Infrastructure segment brings together Nokia’s Core Networks portfolio, Radio
Networks portfolio and Technology Standards (formerly Nokia Technologies). It is positioned for core and radio network technology and services leadership to lead the industry to AI-native networks and 6G. The new segment brings together a portfolio whose value creation is founded on mobile communication technologies based on 3GPP standards with a strong cash flow position underpinned by IP licensing. It is led by Justin Hotard on an interim basis and consists of three business units Core Software, Radio Networks and Technology Standards.
In addition, as part of its strategy work, Nokia identified several units which are not seen as core to the future of the company’s strategy. These units were moved into a dedicated operating segment called Portfolio Businesses while the company assesses the best value creating opportunity for them. The units moved were:
▪Fixed Wireless Access CPE (previously in Fixed Networks in Network Infrastructure)
▪Site Implementation and Outside Plant (previously in Fixed Networks in Network Infrastructure)
▪Enterprise Campus Edge (previously in Cloud and Network Services)
▪Microwave Radio (previously in Mobile Networks)